SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Going Concern
Going concern
The Group has adopted ASC
205-40,
Presentation of Financial Statements—Going Concern, which requires that management evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued.
The Group’s consolidated financial statements have been prepared in accordance with U.S. GAAP on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the consolidated financial statements. As of December 31, 2020, the Group had an accumulated deficit of RMB260,019
and net current liabilities
of
RMB423,787. The Group incurred net loss of RMB132,433
,

and used net cash from operating activities of RMB205,742, for the year ended December 31, 2020. The Group has primarily funded these losses through revenue generated from customers. As of December 31, 2020, the Group had
RMB554,620
of cash and cash equivale
nts
on hand.
On March 18, 2021, the Group entered into a loan facility agreement with CTBC Bank Co., Ltd. for an aggregate amount of US$80,000 consisting of
 a five-year

term loan facility
 of US$65,000
and a revolving credit facility of

US$15,000

(collectively, the “Facility”). The Facility can and will be used to repay its existing loans and fund working capital needs. In addition, the Group is implementing a cost reduction plan, which includes deferral of capital expenditures and reduction of administrative expenses, to enhance liquidity capabilities. At the same time, the Group continued to upgrade and transform Rise+, a proprietary learning management system with easy online access, into a nation-wide open and interactive technology platform for learning, teaching and training. The Group successfully delivered its first online small group class through its Rise+ platform in March 2020, which has demonstrated the Group’s digital capabilities and built a solid infrastructure for the transformation of its business into an Online-Merge-Offline (“OMO”) model.
Based on the above considerations, management believes that the going concern basis of preparation is supported. Therefore, the consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.
Principles of Consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.

Use of Estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance for deferred tax assets, uncertain tax positions, the initial valuation of the assets acquired and liabilities assumed and noncontrolling interest in a business combination, fair values of certain debt and equity investments, economic lives and impairment of long-lived assets, impairment of goodwill, standalone selling prices of performance obligations of revenue contracts, accounts receivable and contract assets allowances, measurement of right-of-use
assets and lease liabilities and share-based compensation. Actual results could differ from those estimates.

Convenience Translation
Convenience translation
Amounts in the United States Dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5250 per US$1.00 on December 31, 2020 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign Currency
Foreign currency
The functional currency of the Company, its Cayman subsidiaries and Rise HK are the US$, the functional currency of Edge Franchising and Edge Online Co. Limited are the Hong Kong Dollars (“HK$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.
Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of (loss)/income.
The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and Cash Equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted Cash
Restricted cash
Restricted cash primarily represents deposits held in a designated bank account as security for the interest and principal payments within one year on the Group’s long-term loan; and deposits restricted as to withdrawal or use under government regulations.
In November 2016, the FASB issued Accounting Standards Update (“ASU”)
No. 2016-18,
Statement of Cash Flows
(Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period
and
end-of-period
total amounts presented in the statement of cash flows. The Group adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of the consolidated balance sheet as “Restricted cash.”

Investments
Investments
Short-term investments
The Group’s short-term investments comprise primarily of cash deposits at floating rates based on daily bank deposit rates with original maturities ranging from over three months to six months.
Long-term investment
The Group’s long-term investment is an equity investment in unlisted company based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance
common stock.
The Group adopted ASC 321,
Investments — Equity Securities
(“ASC 321”) on January 1, 2018, pursuant to which, equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
The Group makes a qualitative assessment of whether the equity investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss in the consolidated statements of income/(loss) equal to the difference between the carrying value and fair value. As stipulated in the investment agreement, the Group contributed an additional RMB4,000 to the equity investee in 2020. As of December 31, 2020, the Group concluded that there was an impairment of the long-term investment mainly due to forecasted continuing operational losses of the equity investment. Hence, the Group recognized an impairment charge of RMB37,000 (US$5,670). There were also no unrealized gains (upward adjustments) or losses (downward adjustments), excluding impairment resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer during the periods presented.

Inventories
Inventories
Inventories are finished goods and mainly comprised of textbooks and other educational study tools (“course materials”). Course materials are stated at the lower of cost or market. Cost is determined using the weighted average cost method. As of December 31, 2019 and 2020, the Group did not have any provision for inventories.

Property and Equipment
Property and equipment
Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 - 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of (loss)/income.
Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Segment Reporting
Segment reporting
In accordance with ASC 280,
Segment Reporting
, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the Chief Executive Officer of the Group, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports. Substantially all of the Group’s revenues for the years ended December 31, 2018, 2019 and 2020 were generated from the PRC. As of December 31, 2019 and 2020, a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.
Non-controlling
interests
For certain subsidiaries of the VIE, a
non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net (loss)/income on the consolidated statements of (loss)/income, includes the net loss attributable to non-controlling
interests. The cumulative results of operations attributable to non-controlling
interests are recorded as
non-controlling
interests in the Group’s consolidated balance sheets.

Goodwill
Goodwill
The Group assesses goodwill for impairment in accordance with ASC
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
There was only one reporting unit (that also represented the operating segment) as of December 31, 2019 and 2020, respectively. Goodwill was allocated to the one reporting unit as of December 31, 2019 and 2020, respectively (Note 9). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step
test in accordance with ASC
350-20.
If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the two-step
quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.
In performing the
two-step
quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Intangible Assets
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets except for student base is computed using the straight-line method over the estimated useful lives. Student base is amortized using an accelerated pattern based on the estimated student attrition rate of the acquired schools. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3- 5 years
Licensed copyright	The shorter of contractual terms or estimated useful lives of the assets
Teaching course materials	10 years

Impairment of Long-Lived Assets Other Than Goodwill
Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets, including fixed assets, intangible assets and operating lease right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of December 31, 2020, there was a full impairment of RMB1,223 (US$187)
for a purchased software as the Group decided such software do not satisfy its current need and cannot accommodate the Group’s future strategy and thus the Group cannot benefit from existing implementation work nor re-sell/sublicense the license or work to others, which was recorded in other income, net.

Business Combinations
Business Combinations
The Group accounts for business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations
. The purchase method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Group
re-measured
the Group’s previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Fair Value of Financial Instruments
Fair value of financial instruments
Financial instruments include cash and cash equivalents, short-term investments, restricted cash, certain other current assets, long-term investment, accounts payable, long-term loan, customer advances, lease liabilities and certain other current liabilities. For long-term investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amounts of remaining financial instruments, except for the long-term loan, approximate their fair values because of their short-term maturities. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue Recognition
Revenue recognition
On January 1, 2018, the Group adopted ASC 606,
Revenue from contracts with customers
(“ASC 606”) utilizing the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the years ended December 31, 2018 and the following years were presented in accordance with ASC 606, and revenues for the year ended December 31, 2017 was not adjusted and continued to be presented in accordance with ASC 605,
Revenue Recognition.
The cumulative effect of adopting ASC 606 resulted in an adjustment to increase the opening balance of accumulated deficit on January 1, 2018 by RMB44,122, with the impact related to the recognition of initial franchise fees. The Group’s accounting policy before January 1, 2018 was to recognize initial franchise fees when franchisees commence operations under the RISE brand or upon the renewal of the franchise agreements. In accordance with ASC 606, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement, and will therefore, be treated as a single performance obligation. Therefore, initial franchise fees should be recognized over the franchise term, which is generally five years under ASC 606
.
The Group’s revenue recognition policies following the adoption of ASC 606 are as follows:
Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of the new revenue recognition accounting standard, the Group performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration it is entitled to in exchange for the goods or services transferred to the customer. At contract inception, the Group assesses the goods or services promised within each contract to determine those that represent performance obligations, and assess whether each promised good or service is distinct. The Group then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenue is recognized net of business tax, value added taxes and tax surcharges.
Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer and are presented in “deferred revenue and customer advances” in the consolidated balance sheets.
Contract assets include costs to obtain contracts with customers. Costs to obtain contracts with customers are incremental costs to obtain franchise contracts, which are recorded as prepayment and other current assets, and other non-current
assets depending on the estimated life of the underlying franchise contacts.
The primary sources of the Group’s revenues are as follows:

(a)	Educational programs
Educational programs’ contracts generally consist of two performance obligations, English courses and course materials, which are both capable of being distinct and distinct in the context of the contract. The transaction price is stated in the contract and known at the time of contract inception, therefore no variable consideration exists. The Group may issue promotional coupons to attract enrollment for its courses. The promotional coupons are not issued in conjunction with a concurrent revenue transaction and are for a fixed RMB amount that can only be redeemed to reduce the amount of the tuition fees for future courses. The promotional coupons are accounted for as a reduction of the transaction price and are allocated across all performance obligations unless observable evidence exists that the discount relates to a specific performance obligation or obligations in the contract. Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on the prices charged to students. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.
Course fees are collected in full in advance of the commencement of each course and each course comprises of a fixed amount of classes. The Group uses the student’s daily attendance records of both offline and online courses, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of educational program services. Students are allowed to return course materials if they are unused. However, once the student attends the first class of the respective course, course materials cannot be returned. Therefore, revenue associated with distinct course materials is recognized at the point in time when control transfers to the student, generally when the student attends the first class of the respective course.
According to local education bureau regulations, depending on a school’s location and the amount of classes remaining for a course, the Group may be required to refund course fees for any remaining undelivered classes to students who withdraw from a course. The refund is recorded as a reduction of the related course fees received in advance and has no impact on recognized revenue. Refunds on recognized revenue were insignificant for all periods presented.
To be consistent with our management reporting framework, revenues from educational programs include revenues generated by The Edge starting from the first quarter of 2019 and revenues generated from
Can-Talk
starting from the first quarter of 2020. Revenues from educational programs in previous years have been adjusted to take this into account. (Note 5). The Edge offers admission consulting, academic tutoring and test preparation services for students who intend to study abroad and each service represents an individual performance obligation. For admission consulting services, the Group uses the input method by reference to the consulting hours incurred up to the end of reporting period as a percentage of total estimated hours to recognize revenue over a fixed contract period, which best depicts the Group’s efforts toward satisfying the performance obligation relative to the total expected efforts. For academic tutoring and test preparation services, the Group use students’ attendance records, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of such services.

Income/(loss) per share
Income/(loss) per share
In accordance with ASC 260,
Earnings Per Share
, basic (loss)/income per share is computed by dividing net (loss)/income attributable to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to the Company as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Share options with market conditions, performance conditions, or any combination thereof, are considered contingently issuable shares and are included in the computation of diluted (loss)/income per share to the extent that market and performance conditions are met such that the share options are exercisable at the end of the reporting period, assuming it was the end of the contingency period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Share-based Compensation
Share-based compensation
The Group applies ASC 718,
Compensation — Stock Compensation
(“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.
In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition — compensation cost is recognized if it is probable that the performance condition will be achieved and shall not be recognized if it is not probable that the performance condition will be achieved.
In accordance with ASC 718, the effect of a market condition is reflected in the grant-date fair value of the granted equity awards. The Group recognizes share-based compensation cost for equity awards with a market condition provided that the requisite service is rendered, regardless of when, if ever, the market condition is satisfied.
A change in any of the terms or conditions of the awards is accounted for as a modification of the award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original equity awards are ignored, and the fair value of the equity award measured at the modification date is recognized if the modified award ultimately vests. When a vesting condition that is probable of achievement is modified and the new vesting condition also is probable of achievement, the compensation cost to be recognized if either the original vesting condition or the new vesting condition is achieved cannot be less than the grant-date fair value of the original award. That compensation cost is recognized if either the original or modified vesting condition is achieved. Cancellation of the awards accompanied by the concurrent grant of a replacement award is also accounted for as a modification of the terms of the cancelled awards. Therefore, incremental compensation cost shall be measured as the excess of the fair value of the replacement award or other valuable consideration over the fair value of the cancelled award at the cancellation date.
Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.
The Group uses the accelerated method for all awards granted with graded vesting service conditions, and the straight-line method for awards granted with non-graded
vesting service conditions. The Group accounts for forfeitures as they occur. The Group, with the assistance of an independent valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model and Monte Carlo simulation model were applied in determining the estimated fair value of the options granted to employees.

Income Taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of (loss)/ income as income tax expense.
In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits which is included in “other non-current
liabilities” on the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Government Subsidies
Government subsidies
Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies of non-operating
nature and with no further conditions to be met are recorded as non-operating
income in “Other income, net” of the consolidated statements of (loss)/income when received.

Other Income, Net
Other income, net
The Group’s depositary bank of its American depositary receipt (“ADR”) program may make contributions to the Group provided certain conditions are met. For the years ended December 31, 2018, 2019 and 2020, the Group received RMB10,960, nil and nil from the depository bank, and recognized as RMB10,960, nil
and
nil
as other income, net of the consolidated statements of (loss)/income.

Comprehensive income/(loss)
Comprehensive income/(loss)
Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss)/income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss)/income includes net (loss)/income and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive (loss)/income.

Employee Benefit Expenses
Employee benefit expenses
All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of, RMB87,544, RMB107,747 and RMB81,300 (US$12,460
)
for the years ended December 31, 2018, 2019 and 2020, respectively.

Treasury shares
Treasury shares
In November 2018, the Board of Directors approved a share repurchase plan (“2018 repurchase plan”). The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is initially recorded in the
“Treasury Shares” line item in the consolidated balance sheets. Upon retirement, the ordinary shares account will be debited only for the aggregate par value of the retired shares, and the excess of the acquisition cost of treasury shares over the aggregate par value is allocated to the additional paid-in
capital. As of December 31, 2019, all treasury shares were fully retired.

Recent Accounting Pronouncements	Recent accounting pronouncementsIn December 2019, the FASB issued ASU
2019-12,
“
Income Tax (Topic 740): Simplifying the Accounting for Income Taxes
”. This guidance removes certain exceptions to the general principles of ASC 740 and simplifies several other areas. For public business entities, the guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,2020. The Group is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosure.